Financial Instruments And Risk Management - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Jan. 01, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 476,587		$ 290,743	$ 134,447	$ 134,447
Current liabilities	$ 478,111		$ 186,390	$ 96,588
Convertible debentures, aggregate principal amount		$ 360,000
Borrowings, interest rate	9.00%	9.00%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net		$ 283,920
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 40,839